Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables
Schedule of trade and other receivables, net

	2023	2022
Current
Fuel Price stabilization fund (1)	20,505,603	26,296,870
Concessions (2)	4,054,429	5,194,909
Customers
Foreign	4,220,537	3,065,207
Domestic	3,087,463	3,268,944
Related parties (Note 30)	123,058	110,408
Accounts receivable from employees	106,022	115,922
Industrial services	40,729	70,762
Other	1,172,801	1,101,977
	33,310,642	39,224,999

Non–current
Concessions (2)	26,323,424	28,647,390
Customers
Foreign	150,033	185,331
Domestic	75,419	72,985
Accounts receivable from employees	565,914	498,415
Related parties (Note 30)	143,238	335
Other (3)	2,523,060	2,750,749
	29,781,088	32,155,205
(1)

Corresponds to the application of Resolution 180522 of March 29, 2010, and other regulations that modify and add it (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of motor gasoline current and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative).

During 2023, the Ministry of Finance and Public Credit paid $26,346,530 (2022 - $18,262,487) to the Ecopetrol Business Group as follows;

●	Payments to Ecopetrol for $2,876,149 (2022 – $4,639,779) in cash and $21,576,179 (2022 - $6,788,385) through offsetting with dividends payable to the Ministry of Finance and Public Credit, this operation did not generate cash flows and its effect implies an increase in the variation in working capital in the cash flow statement of the Ecopetrol Business Group. These payments correspond to the settlements of the second, third and fourth quarters of 2022.
●	Payments to Reficar for $1,894,202 (2022 - $6,114,489) in cash in August 2023, corresponding to settlement of the fourth quarter of 2022. During 2022, Reficar received a payment of $719,834 through Colombian sovereign bonds - TES (this operation did not generate cash flows).
(2)	Includes electric power transmission and toll roads concessions.
(3)

Corresponds mainly to accounts receivable from the Government of Brazil for employee benefits governed by Law 4819 of 1958 to ISA CTEEP, and crude loan agreements of the Business Group for transportation systems. The balance of these accounts receivable is  $2,279,637 (2022: $2,481,530) and the related provision for expected losses established, included in the provision line for expected credit losses, is $407,567 (2022: $475,936), representing a net book value of $1,872,070 (2022: $2,005,594). The administration monitors the progress and developments related to the legal aspect of the matter and continuously evaluates the possible impacts on its consolidated financial statements. The company will continue to comply with the monthly payment in accordance with the law. In addition, the process of collecting these amounts from the Government of the State of Sao Paulo and their recoverability assessment will continue.

Schedule of changes in the allowance for doubtful accounts

	2023	2022	2021
Opening balance	(906,118)	(750,191)	(291,144)
(Additions) reversal, net	(57,895)	(46,690)	2,665
Effect of business combination	—	—	(474,654)
Currency translation	111,013	(131,270)	4,794
Accounts receivable write–off and uses	38,715	22,033	8,148
Closing balance	(814,285)	(906,118)	(750,191)